Financial Assets and Financial Liabilities - Summary of Fair Value Hierarchy of Assets and Liabilities for which Fair Values are Disclosed (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about financial instruments [Line Items]
Deposits relating to aircraft held under operating leases included in other long-term assets	¥ 217	¥ 285
Long-term borrowings	24,711	27,890
Obligations under finance leases	57,627	54,594
Total	147,142	134,149
Not measured at fair value but for which fair values are disclosed [member]
Disclosure of detailed information about financial instruments [Line Items]
Deposits relating to aircraft held under operating leases included in other long-term assets	193	258
Long-term borrowings	23,812	28,075
Obligations under finance leases	57,352	50,408
Total	81,164	78,483
Not measured at fair value but for which fair values are disclosed [member] | Quoted prices in active markets (Level 1) [member]
Disclosure of detailed information about financial instruments [Line Items]
Long-term borrowings	2,678
Total	2,678
Not measured at fair value but for which fair values are disclosed [member] | Significant observable inputs (Level 2) [member]
Disclosure of detailed information about financial instruments [Line Items]
Deposits relating to aircraft held under operating leases included in other long-term assets	193	258
Long-term borrowings	21,134	28,075
Obligations under finance leases	57,352	50,408
Total	¥ 78,486	¥ 78,483